Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The following table sets forth the computation for basic and diluted net income per share for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands, except per share data)
Numerator
Income from continuing operations	$81,573	$37,273	$9,938
Loss from discontinued operations, net of tax	(93)	(2,706)	(2,418)
Net income	$81,480	$34,567	$7,520
Denominator
Basic weighted average common shares outstanding	108,057	108,098	105,221
Dilutive effect of Common Stock Equivalents	1,411	851	762
Diluted weighted average common shares outstanding	109,468	108,949	105,983

Basic net income (loss) per share
Continuing operations	$0.75	$0.34	$0.09
Discontinued operations	—	(0.03)	(0.02)
Basic net income per share	$0.75	$0.32	$0.07

Diluted net income (loss) per share
Continuing operations	$0.75	$0.34	$0.09
Discontinued operations	—	(0.02)	(0.02)
Diluted net income per share	$0.74	$0.32	$0.07

During the years ended December 31, 2010, 2011 and 2012, approximately 2.6 million, 1.9 million and 3.5 million, respectively, stock options and restricted stock units were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive.  Anti-dilutive securities could be dilutive in future periods.